Inventories - Amount of the Inventory Write-downs Charged to the Consolidated Statement of Income and Write-off of Inventories (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Charged to cost of products that have been resold	₩ (1,560)	₩ 15,019	₩ 2,509
Write-off upon sale	₩ (3,312)	₩ (1,101)	₩ (2,396)